As filed with the Securities and Exchange Commission on February 23, 2016
Securities Act Registration No. 333-62270
Investment Company Act Registration No 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 96	[X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 98	[X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER GOLDEN 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
_____  immediately upon filing pursuant to paragraph (b); or
__x__  on March 24, 2016 pursuant to paragraph (b); or
_____  60 days after filing pursuant to paragraph (a)(1); or
_____  on _______ pursuant to paragraph (a)(1); or
_____  75 days after filing pursuant to paragraph (a)(2); or
_____  on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       x   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A for Henderson Global Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Class IS Shares of the Henderson International Opportunities Fund filed as part of Post-Effective Amendment No. 95 (“PEA No. 95”), which was filed with the Commission via EDGAR Accession No. 0000891804-15-000943 on December 30, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 95 by means of this filing, Parts A, B and C of PEA No. 95 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Class IS Shares of the Henderson International Opportunities Fund (the “Fund”), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 95.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 95.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 95.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 96 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 96 and Amendment No. 98 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 23rd day of February, 2016.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
    President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures		Title	Date

By:	/s/ James W. Atkinson*	Trustee	February 23, 2016
James W. Atkinson

By:	/s/ Barbara L. Lamb*	Trustee	February 23, 2016
Barbara L. Lamb

By:	/s/ J. Marshall Peck*	Trustee	February 23, 2016
J. Marshall Peck

By:	/s/ Diane L. Wallace	Trustee	February 23, 2016
Diane L. Wallace

By:	/s/ James G. O’Brien	Trustee and President	February 23, 2016
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	February 23, 2016
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	February 23, 2016
	Troy Statczar	(principal financial officer/
principal accounting officer)

*By:	/s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney previously filed.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Diane L. Wallace, does hereby make, constitute and appoint CHRISTOPHER M. GOLDEN, JAMES G. O’BRIEN, TROY M. STATCZAR and CHARLES THOMPSON II, and each of them, severally, her true and lawful attorneys-in-fact and agents, for her on her behalf and in her name, place and stead, in her capacity as Trustee of Henderson Global Funds (the “Trust”), to execute in her name any and all registration statements under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, and any exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Trust, and any amendments, supplements or exhibits thereto, and to deliver and file the same, with all other documents and instruments in connection therewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys-in-fact and agents shall have the full power of substitution and re-substitution; and such attorneys-in-fact and agents shall have full power and authority to do and perform in the name and on the behalf of the undersigned Trustee of the Trust, in any and all capacities, every act that such attorneys-in-fact and agents, and each of them, deem necessary to be done or advisable to enable the Trust to effectuate the intents and purposes hereof, as fully and to all intents and purposes as the undersigned Trustee of the Trust might or could do in person, such acts of such attorneys-in-fact and agents being hereby ratified and approved.

IN WITNESS WHEREOF, the undersigned has subscribed her name this 16th day of February, 2016.

/s/ Diane L. Wallace
Diane L. Wallace